Total
International Small-Cap Portfolio
International Small-Cap Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - International Small-Cap Portfolio		Class I	Class P
Management Fee	[1]	0.85%	0.85%
Service Fee	[1]	0.20%	none
Other Expenses	[1]	0.12%	0.11%
Total Annual Fund Operating Expenses	[1]	1.17%	0.96%
Less Fee Waiver	[1],[2]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	[1]	1.15%	0.94%
[1]	Expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to waive 0.015% of its management fee through April 30, 2025. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - International Small-Cap Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	117	370	642	1,419
Class P	96	304	529	1,176

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2023, the portfolio turnover rate was 7% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations. The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization within the range of companies included in the MSCI Europe, Australasia and Far East (“EAFE”) Small Cap Index or the MSCI All Country World Index (“ACWI”) ex USA Small Cap Index, indices which measure the performance of the small-capitalization segment of the international equity universe. The size of the companies in each index changes with market conditions and the composition of the index. As of December 31, 2023, the market capitalization range of the MSCI EAFE Small Cap Index was approximately $86.7 million to $7.6 billion, and the market capitalization range of the MSCI ACWI ex USA Small Cap Index was approximately $10.2 million to $7.6 billion. As of December 31, 2023, the weighted average market capitalization of the Fund was approximately $3.9 billion.
Normally, the Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets, that may be U.S. dollar or foreign currency-denominated. The Fund normally invests primarily in common stocks. The sub-adviser normally allocates the Fund’s investments across different countries and regions. The sub-adviser anticipates that the Fund will have a focus in and risk exposure to the largest country constituents of the MSCI ACWI ex USA Small Cap Index. These constituents may change over time.
In buying and selling securities for the Fund, the sub-adviser uses fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions.

Principal Risks
Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based international equity market index that represents the overall international equity market (the “Regulatory Benchmark”) which the Fund has added to comply with new regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-capitalization international equity market index that the Investment Adviser considers to be representative of the small-capitalization international equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the small-capitalization international equity markets index to continue to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
FIAM LLC began managing the Fund on November 1, 2021, and some investment policies changed at that time. Another firm managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 22.09%; Q1 2020: (30.41%)
Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Returns - International Small-Cap Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I (incepted May 1, 2006)	17.23%	7.58%	4.74%	May 01, 2006
Class P	Class P (incepted May 2, 2011)	17.46%	7.79%	4.95%	May 02, 2011
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Benchmark)	MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Benchmark)	18.24%	8.16%	4.28%
MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses, or taxes)	MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses, or taxes)	15.66%	7.89%	4.88%